Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets Liabilities Net [Line Items]
Inventory related		$ 77	$ 88
Sales reserves and allowances		57	55
Provision for legal settlements		650	667
Intangible assets		(79)	170
Carryforward losses and deductions and credits	[1]	1,789	1,557
Property, plant and equipment		(49)	(157)
Deferred interest		964	789
Provisions for employee related obligations		117	95
Other		712	69
Long-term deferred tax assets (liabilities)-gross		4,238	3,333
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(2,342)	(2,017)
Deferred tax assets liabilities net		$ 1,895	$ 1,316

[1]	The amounts are shown after reduction for unrecognized tax benefits of $445 million and $163 million as of December 31, 2025 and 2024, respectively. The amount as of December 31, 2025 represents the tax effect of gross carryforward losses and deductions with the following expirations: 2026-2027 — $59 million; 2028-2035 — $552 million; 2036 and thereafter—$453 million. The remaining balance—$1,170 million—can be utilized with no expiration date.